Related undertakings - Subsidiaries that have non-controlling interests (Details) € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 EUR (€)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)	Mar. 31, 2015 EUR (€)
Summary comprehensive income information
Revenue		€ 46,571		€ 47,631		€ 49,810
Profit/(loss) for the financial year:	$ 2,439	2,788	$ (6,297)	(6,079)	$ (5,405)	(5,122)
Other comprehensive (expense) income		(2,389)		(1,357)		(2,521)
Total comprehensive income/(expense) for the year		399		(7,436)		(7,643)
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests		349		218		283
Summary financial position information
Non-current assets		107,660		111,947
Current assets		24,131		25,542
Total assets		145,611		154,684
Non-current liabilities		(37,980)		(38,576)
Current liabilities		(28,025)		(30,595)
Equity shareholders' funds		67,640		72,200
Non-controlling interests		967		1,519
Total equity		68,607		73,719		85,136	€ 93,708
Statement of cash flows
Net cash flow from operating activities		13,600		14,223		14,336
Net cash flow from investing activities		(9,841)		(8,423)		(13,871)
Net cashflow from financing activities		(7,234)		(9,096)		4,082
Net cash (outflow)/inflow		(3,475)		(3,296)		4,547
Cash and cash equivalents at beginning of period		8,835
Exchange gain/(loss) on cash and cash equivalents		(433)		(313)		(1,128)
Cash and cash equivalents at end of period		4,674		8,835
Vodacom Group Limited
Summary comprehensive income information
Revenue		5,692		5,294
Profit/(loss) for the financial year:		934		768
Other comprehensive (expense) income		(8)		(10)
Total comprehensive income/(expense) for the year		926		758
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests		342		257
Dividends paid to non-controlling interests		309		258
Summary financial position information
Non-current assets		6,433		6,213
Current assets		2,389		2,023
Total assets		8,822		8,236
Non-current liabilities		(2,151)		(2,368)
Current liabilities		(2,104)		(1,825)
Total assets less total liabilities		4,567		4,043
Equity shareholders' funds		3,595		3,379
Non-controlling interests		972		664
Total equity		4,567		4,043
Statement of cash flows
Net cash flow from operating activities		1,727		1,702
Net cash flow from investing activities		(541)		(788)
Net cashflow from financing activities		(879)		(777)
Net cash (outflow)/inflow		307		137
Cash and cash equivalents at beginning of period		619		464
Exchange gain/(loss) on cash and cash equivalents		(39)		18
Cash and cash equivalents at end of period		887		619		464
Vodafone Egypt Telecommunications S.A.E.
Summary comprehensive income information
Revenue		962		1,333
Profit/(loss) for the financial year:		206		194
Total comprehensive income/(expense) for the year		206		194
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests		93		82
Dividends paid to non-controlling interests		1		153
Summary financial position information
Non-current assets		985		1,038
Current assets		407		352
Total assets		1,392		1,390
Non-current liabilities		(46)		(25)
Current liabilities		(522)		(656)
Total assets less total liabilities		824		709
Equity shareholders' funds		491		433
Non-controlling interests		333		276
Total equity		824		709
Statement of cash flows
Net cash flow from operating activities		307		520
Net cash flow from investing activities		(145)		(609)
Net cashflow from financing activities		(55)		(328)
Net cash (outflow)/inflow		107		(417)
Cash and cash equivalents at beginning of period		57		619
Exchange gain/(loss) on cash and cash equivalents		(5)		(145)
Cash and cash equivalents at end of period		159		57		619
Vodafone Qatar Q.S.C.
Summary comprehensive income information
Revenue		468		510
Profit/(loss) for the financial year:		(40)		(67)
Total comprehensive income/(expense) for the year		(40)		(67)
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests		(31)		(52)
Summary financial position information
Non-current assets				1,550
Current assets				137
Total assets				1,687
Non-current liabilities				(266)
Current liabilities				(226)
Total assets less total liabilities				1,195
Equity shareholders' funds				275
Non-controlling interests				920
Total equity				1,195
Statement of cash flows
Net cash flow from operating activities		115		134
Net cash flow from investing activities		(119)		(93)
Net cashflow from financing activities		(33)		(32)
Net cash (outflow)/inflow		(37)		9
Cash and cash equivalents at beginning of period		43		31
Exchange gain/(loss) on cash and cash equivalents		€ (6)		3
Cash and cash equivalents at end of period				€ 43		€ 31